USQ Core Real Estate Fund
Schedule of Investments
December 31, 2025 (Unaudited)

REAL ESTATE INVESTMENTS - 93.1%	Shares	Fair Value
Private Equity Real Estate Funds - 93.1% (a)
AEW Core Property (U.S.), LP (b)(c)	7,895	$8,088,178
ARA Core Property Fund, LP (b)(c)	39	4,656,144
ASB Allegiance Real Estate Fund, LP (b)(c)	3,866	5,079,003
Bailard Real Estate Investment Trust, Inc. (b)(c)	100,209	3,114,486
Barings Core Property Fund LP (b)(c)	34,861	3,969,921
BGO Daily Value Fund - Class F (b)(c)	183,714	2,312,459
BGO Diversified US Property Fund LP (b)(c)	2,733	6,710,984
BlackRock US Core Property Fund, LP (b)(c)(d)	-	8,893,488
CBRE U.S. Core Partners, LP (b)(c)	7,657,534	11,410,048
CIM UII Onshore, LP (b)(c)	6,075	7,397,404
Clarion Lion Properties Fund, LP (b)(c)	9,235	13,882,325
GWL US Property Fund LP (b)(c)(d)	-	10,399,046
Invesco Core Real Estate - U.S.A., LP (b)(c)	21	3,296,028
Invesco U.S. Income Fund, LP (b)(c)	1,906	2,880,819
Lion Industrial Trust (b)(c)	1,096	4,096,893
Madison Core Property Fund LP (b)(c)	2,820	6,269,916
Prime Property Fund, LLC (b)(c)	455	8,656,084
Principal Enhanced Property Fund, LP (b)(c)	111,867	1,462,711
PRISA LP (b)(c)	3,703	7,842,933
Prologis Targeted U.S. Logistics Fund, LP (b)(c)	1,924	5,418,064
RREEF America II LP (b)(c)	50,460	6,387,486
RREEF Core Plus Industrial Fund LP (b)(c)	18,006	3,957,157
Sentinel Real Estate Fund, LP (b)(c)	35	3,673,984
Smart Markets Fund, LP (b)(c)	3,862	6,635,504
Strategic Property Fund (b)(c)	639,665	7,359,941
TA Realty Core Property Fund, LP (b)(c)	5,214	6,614,925
Trumbull Property Fund LP (b)(c)	625	5,514,494
U.S. Real Estate Investment Fund, LLC (b)(c)	3,303	3,821,434
U.S. Real Property Income Fund, LP (d)(e)	-	140,063
US Government Building Fund (b)(c)(d)	-	5,252,533
TOTAL REAL ESTATE INVESTMENTS (Cost $162,888,285)		175,194,455

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares	Fair Value
Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.67% (f)	2,150,596	$2,150,596
Invesco Government & Agency - Institutional Class, 3.68% (f)	88,420	88,420
TOTAL MONEY MARKET FUNDS (Cost $2,239,016)		2,239,016

TOTAL INVESTMENTS - 94.3% (Cost $165,127,301)		177,433,471
Other Assets in Excess of Liabilities - 5.7%		10,746,767
TOTAL NET ASSETS - 100.0%		$188,180,238

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership

(a)	Securities considered illiquid and restricted. As of December 31, 2025 the value of these investments was $175,194,455 or 93.1% of the Fund’s net assets.
(b)	In accordance with ASC 820-10, Private Investment Funds are valued using the practical expedient methodology.
(c)	Pledged as collateral for borrowings under a line of credit.
(d)	Partnership is not designated in units. Ownership interest in each security is less than 1.5% at December 31, 2025.
(e)	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees (See Notes to Schedule of Investments).
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Notes to Schedule of Investments (Unaudited)

Fair Value Measurements
In applying the valuation procedures described in this Valuation Policy, the Adviser maximizes the use of “observable” versus “unobservable” inputs in markets which are active or markets where there has not been a significant decrease in the volume and frequency of transactions, as stressed by ASC Topic 820. Observable inputs are defined as inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are defined as inputs that reflect the Adviser’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. To clarify observable versus unobservable inputs and increase consistency and comparability in Fair Value measurements, ASC Topic 820 establishes a Fair Value hierarchy (the “Fair Value Hierarchy”) that prioritizes valuation inputs into three levels, which is utilized by the Adviser. The Fair Value Hierarchy is described below in further detail.

Level 1 - Level 1 inputs (“Level 1 Inputs”) are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Adviser has the ability to access at the valuation date. As defined in ASC Topic 820, an active market (“Active Market”) for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The portfolio has investments in actively traded securities and therefore are valued through the use of Level 1 Inputs in accordance with the Fair Value Hierarchy. In accordance with ASC Topic 820, when applicable Level 1 Inputs are available for a particular security, the Fair Value of the security is equal to the quoted price multiplied by the quantity held. Adjustments are not applied to the quoted price due to the size of a position relative to trading volume (i.e., blockage).

Level 2 - Level 2 inputs (“Level 2 Inputs”) are inputs other than quoted prices included within Level 1 Inputs that are observable for the asset or liability, either directly or indirectly. Level 2 Inputs can include: quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.); and observable market-based inputs.

Level 3 - Level 3 inputs (“Level 3 Inputs”) are unobservable inputs for the asset or liability. Unobservable inputs are used in the absence of observable inputs. Level 3 Inputs reflect the Adviser’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used for the Fund’s assets and liabilities measured at fair value.

Investments in Securities at Value	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value(a)	Total
Private Equity Real Estate Funds	$-	$-	$140,063	$175,054,392	$175,194,455
Short-Term Investments	2,239,016	-	-	-	2,239,016
Total	$2,239,016	$-	$140,063	$175,054,392	$177,433,471

(a)	In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Restricted Securities
Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2025, the Fund invested in the following restricted securities:

Initial Acquisition Date	Cost	Fair Value	Private Investment Funds	Redemption Frequency(1)	Commitments as of December 31, 2025
1/2/2018	$7,933,119	$8,088,178	AEW Core Property (U.S.), LP	Quarterly	$0
10/2/2017	4,372,281	4,656,144	ARA Core Property Fund, LP	Quarterly	0
10/2/2017	6,208,488	5,079,003	ASB Allegiance Real Estate Fund, LP	Quarterly	0
4/1/2021	2,708,470	3,114,486	Bailard Real Estate Investment Trust, Inc.	Quarterly	0
10/2/2017	4,152,602	3,969,921	Barings Core Property Fund LP	Quarterly	0
10/18/2019	2,182,543	2,312,459	BGO Daily Value Fund – Class F	Daily	0
9/6/2024	5,629,994	6,710,984	BGO Diversified US Property Fund LP	Quarterly	0
10/2/2017	9,933,010	8,893,488	BlackRock US Core Property Fund, LP	Quarterly	0
10/2/2017	9,350,109	11,410,048	CBRE U.S. Core Partners, LP	Quarterly	0
7/1/2021	7,753,321	7,397,404	CIM UII Onshore, LP	Quarterly	0
10/2/2017	13,380,962	13,882,325	Clarion Lion Properties Fund, LP	Quarterly	0
10/2/2017	10,109,687	10,399,046	GWL US Property Fund LP	Quarterly	0
9/6/2024	3,921,762	3,296,028	Invesco Core Real Estate – U.S.A., LP	Quarterly	0
9/6/2024	2,582,311	2,880,819	Invesco U.S. Income Fund, LP	Quarterly	0
9/6/2024	2,451,820	4,096,893	Lion Industrial Trust	Quarterly	0
7/1/2019	5,156,854	6,269,916	Madison Core Property Fund LP	Quarterly	0
6/30/2022	8,893,364	8,656,084	Prime Property Fund, LLC	Quarterly	0
9/6/2024	1,378,873	1,462,711	Principal Enhanced Property Fund, LP	Quarterly	0
10/2/2017	5,754,347	7,842,933	PRISA LP	Quarterly	0
9/6/2024	3,618,241	5,418,064	Prologis Targeted U.S. Logistics Fund, LP	Quarterly	0
10/2/2017	5,893,355	6,387,486	RREEF America II LP	Quarterly	0
9/6/2024	2,331,383	3,957,157	RREEF Core Plus Industrial Fund LP	Quarterly	0
9/6/2024	2,905,471	3,673,984	Sentinel Real Estate Fund, LP	Daily	0
10/2/2017	4,978,099	6,635,504	Smart Markets Fund, LP	Quarterly	0
4/1/2022	8,544,877	7,359,941	Strategic Property Fund	Quarterly	0
1/2/2020	5,294,341	6,614,925	TA Realty Core Property Fund, LP	Quarterly	0
10/2/2017	6,680,655	5,514,494	Trumbull Property Fund LP	Quarterly	0
10/1/2019	3,810,108	3,821,434	U.S. Real Estate Investment Fund, LLC	Quarterly	0
7/2/2018	143,783	140,063	U.S. Real Property Income Fund, LP	Quarterly	0
9/6/2024	4,834,055	5,252,533	US Government Building Fund	Quarterly	0

(1)
Redemption notices for the Private Investment Funds is 90 days or less. While redemptions can be requested at the frequency listed above, there is no guarantee the Fund will be paid all or any of the redemption amount at the time requested. Each of the following Private Investment Funds can temporarily suspend redemptions or pay out a pro-rata portion of redemption requests if the general partner or its respective Board deems it in the best interest of its shareholders.